Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Outstanding amount (Details) € in Millions, $ in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Bonds, financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 26,695.0	€ 25,253.0	€ 26,820.0
Accrued interest		527.0	550.0	640.0
Amortized cost		(152.0)	(100.0)	(90.0)
Total debt amount in statement of financial position		27,070.0	25,703.0	27,370.0
Bonds matured before December 31, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond			3,131.0	5,457.0
Bonds maturing January 23, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750.0	750.0	750.0
Bonds maturing January 24, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		60.0	56.0	61.0
Bonds maturing February 6, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		655.0	625.0	712.0
Bonds maturing July 8, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,092.0	1,042.0	1,186.0
Bonds maturing October 2, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750.0	750.0	750.0
Bonds maturing November 3, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,092.0	1,042.0	1,186.0
Bonds maturing February 10, 2020, 4.2 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		25.0	25.0	25.0
Bonds maturing February 10, 2020, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		25.0	25.0	25.0
Bonds maturing April 9, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,000.0	1,000.0	1,000.0
Bonds maturing November 10, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		266.0	268.0	278.0
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,250.0	1,250.0	1,250.0
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		578.0	583.0
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		873.0	834.0	949.0
Bonds maturing October 13, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		255.0	255.0	255.0
Bonds maturing December 21, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		272.0	272.0	272.0
Bonds maturing June 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,000.0	1,000.0	1,000.0
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		500.0	500.0	500.0
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		500.0	500.0	500.0
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750.0	750.0
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		78.0	75.0	86.0
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		46.0	44.0	50.0
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		650.0	650.0	650.0
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750.0	750.0	750.0
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		800.0
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		50.0	51.0	55.0
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		293.0	296.0	306.0
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		100.0
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		66.0
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		75.0	75.0	75.0
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		750.0	750.0	750.0
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		500.0	500.0
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,000.0
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		50.0	50.0	50.0
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		80.0
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		559.0	564.0	584.0
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		150.0	150.0	150.0
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,000.0
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,200.0
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		105.0	105.0	105.0
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		100.0	100.0	100.0
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		2,150.0	2,052.0	2,335.0
Total debt amount in statement of financial position	$ 2.5	2.1
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		67.0	64.0	61.0
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		67.0	65.0	62.0
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		65.0	62.0	59.0
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		1,500.0	1,500.0	1,500.0
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		55.0	55.0	55.0
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		559.0	564.0	584.0
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		50.0	50.0	50.0
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		786.0	750.0	855.0
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		742.0	709.0	807.0
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond		€ 559.0	€ 564.0	€ 585.0